Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 and 2024:

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total
Available-for-sale securities - money market funds	$118,163	$—	$—	$118,163
Equity Investments	—	—	32,540	32,540
Derivative financial instruments, net	—	29,780	—	29,780
Acquisition-related liabilities	—	—	(49,649)	(49,649)
Total	$118,163	$29,780	$(17,109)	$130,834

	As of September 30, 2024
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$142,920	$—	$—	$142,920
Corporate bonds	—	108,420	—	108,420
U.S. government treasuries	35,533	—	—	35,533
Supranational and sovereign debt	—	16,660	—	16,660
Municipal bonds	—	4,191	—	4,191
Asset backed obligations	—	3,438	—	3,438
Total available-for-sale securities	178,453	132,709	—	311,162
Equity Investments	—	—	42,190	42,190
Derivative financial instruments, net	—	(6,380)	—	(6,380)
Acquisition-related liabilities	—	—	(52,139)	(52,139)
Total	$178,453	$126,329	$(9,949)	$294,833